Financial Instruments Financial Instruments - Balance Sheet Offsetting (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Fair Value, Measurements, Recurring
Offsetting Assets [Line Items]
Derivative Asset, Fair Value, Gross Asset	$ 52.1	[1]	$ 9.4	[1]
Derivative assets, net of collateral received	15.3		14.4
Fair Value, Measurements, Recurring | Derivative [Member]
Offsetting Assets [Line Items]
Derivative Asset, Fair Value, Gross Asset	52.1	[1]	9.4	[1]
Derivative assets, net of collateral received	15.3		14.4
Cash [Member]
Offsetting Assets [Line Items]
Cash collateral received	(47.1)		(7.5)
Cash [Member] | Derivative [Member]
Offsetting Assets [Line Items]
Cash collateral received	(47.1)		(7.5)
Financial Instruments [Member]
Offsetting Assets [Line Items]
Trading Securities Pledged as Collateral	10.3		12.5
Financial Instruments [Member] | Derivative [Member]
Offsetting Assets [Line Items]
Trading Securities Pledged as Collateral	$ 10.3		$ 12.5

[1]	There were no amounts offset in our balance sheets at December 31, 2013 or December 31, 2012.